Additional Information Relating To The Statements Of Cash Flows - Summary of additional information on transactions related to the cash flow statement (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-cash items
Hedge accounting, net of tax effects	R$ 116,348	R$ 70,569	R$ 51,165
Dividends and interest on equity declared and not yet paid		110,671	111,449
Net effect of acquisition of property, plant and equipment and intangible assets not yet paid	172,104	(18,645)	6,797
Consideration for acquisition of subsidiary	R$ 13,366,114